Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	[1]	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	[1]	200,000,000	200,000,000
Ordinary Shares, shares issued	[1]	45,360,598	5,038,018
Ordinary shares, shares outstanding	[1]	45,360,598	5,038,018

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.